11. LOANS PAYABLE: Schedule of Loans Payable (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
SBA Loan - Interactive Systems, Inc
Loans payable	$ 766,201	$ 0
SBA Loan - ZooOffice, Inc
Loans payable	225,025	0
SBFS LLC Loan dba RapidAdvance
Loans payable	52,379	0
GG Mars Capital, Inc. LOC (note 16)
Loans payable	992,798	2,508,843
Star Financial Corporation LOC (note 16)
Loans payable	1,394,839	1,993,072
Jennings Family Investments, Inc. LOC (note 16)
Loans payable	3,921,087	2,470,429
Lone Stella, Inc. LOC
Loans payable	539,556	0
GG Mars Capital, Inc. Debenture (note 16)
Loans payable	235,874	0
Nancy Cowden RLOC
Loans payable	1,080,380	0
ProPal Investments, LLC. (note 16)
Loans payable	575,400	662,150
PsPortals, Inc. acquisition note (note 4)
Loans payable	0	227,637
Marie Pindling Debenture (note 16)
Loans payable	0	0
Olga Passley Debenture (note 16)
Loans payable	0	0
Yvonne Rattray Debenture (note 16)
Loans payable	0	0
Nancy Cowden Debenture
Loans payable	0	0
Loans payable	$ 9,783,539	$ 7,862,130